Subsequent Events (Details Narrative) - USD ($)	1 Months Ended
	Sep. 30, 2016	Aug. 31, 2016
Sale of stock price per share		$ 1.20
Subsequent Event [Member]
Subscriptions for purchase of common shares	$ 90,000
Warrants expiring period	5 years
Warrants issued for purchase of common shares	90,000
Sale of stock price per share	$ 1.20
Proceeds from issuance of warrants	$ 90,000